Prepayment for Acquisition of Land Use Right (Details)	Sep. 02, 2010 USD ($)
Description Of Accounting Policy For Deferred Acquisition Costs Arising From Insurance Contracts Text Block Abstract
Total consideration	$ 6,340,456